American Century International Bond Funds Statement of Additional Information Supplement
Supplement dated December 21, 2015 ■ Statement of Additional Information dated November 1, 2015

Phil Yuhn no longer serves as portfolio manager for the Emerging Markets Debt Fund. All references to Mr. Yuhn are deleted from the Statement of Additional Information.

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